Shareholder Report, Line Graph (Details) - USD ($)	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 16, 2023
CoreValues Alpha Greater China Growth ETF
Account Value [Line Items]
Account Value	$ 12,314	$ 9,725	$ 9,700	$ 10,033	$ 10,454	$ 10,189	$ 9,849	$ 9,716	$ 9,025	$ 10,219	$ 10,221	$ 9,812	$ 10,000
S&P 500 Total Return Index
Account Value [Line Items]
Account Value	$ 13,360	$ 13,080	$ 12,771	$ 12,617	$ 12,180	$ 11,605	$ 12,099	$ 11,722	$ 11,128	$ 10,944	$ 10,468	$ 9,592	$ 10,000